Intangible assets and goodwill - Schedule of Goodwill (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill beginning of the period	CAD 306,641	CAD 110,493
Business acquisitions	1,010,273	210,463
Divestiture of operating entity (note 23(a))	(35,107)
Foreign exchange	(85,573)	(14,315)
Goodwill end of the period	CAD 1,196,234	CAD 306,641